Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income / (loss)	$ (5,877,861)	$ 16,497	$ 1,119,735
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Vessel depreciation	6,556,256	6,458,251	5,422,155
Amortization and write off of deferred charges	140,704	152,879	396,925
Share-based compensation	245,922	184,799	137,517
Provision for doubtful debts	0	0	167,019
Change in the fair value of derivatives	545,859	359,204	(3,577)
(Increase) / decrease in:
Trade accounts receivable	314,953	393,202	(1,809,442)
Prepaid expenses	60,678	(138,922)	(75,269)
Other receivables	(424)	(117,833)	302,110
Inventories	(876,569)	58,236	(114,756)
Due from related companies			(1,968,521)
Trade accounts payable	238,081	185,151	360,599
Accrued expenses	(259,915)	(201,787)	129,182
Deferred revenues	(199,699)	249,593	(93,507)
Due to related companies	1,437,549	7,514,654
Net cash provided by operating activities	2,325,534	15,113,924	3,970,170
Cash flows from investing activities:
Cash paid for vessels under construction, capitalized expenses and vessel acquisition	(611,106)	(1,111,297)	(29,045,685)
Net cash used in investing activities	(611,106)	(1,111,297)	(29,045,685)
Cash flows from financing activities:
Net increase in former Parent Company investment			3,298,356
Redemption of preferred shares		(4,300,000)
Preferred dividends paid	(713,552)	(1,311,612)
Loan arrangement fees paid		(22,500)	(432,200)
Proceeds from long-term bank loans		4,500,000	48,400,000
Repayment of long-term bank loans	(5,524,000)	(11,494,000)	(23,337,271)
Net cash provided by / (used in) financing activities	(6,237,552)	(12,628,112)	27,928,885
Net increase / (decrease) in cash, cash equivalents and restricted cash	(4,523,124)	1,374,515	2,853,370
Cash, cash equivalents and restricted cash at beginning of year	9,129,442	7,754,927	4,901,557
Cash, cash equivalents and restricted cash at end of year	4,606,318	9,129,442	7,754,927
Cash Breakdown
Cash and cash equivalents	938,282	5,396,406	4,375,972
Restricted cash, current	1,518,036	1,083,036	828,955
Restricted cash, long term	2,150,000	2,650,000	2,550,000
Cash, cash equivalents and restricted cash at end of year	4,606,318	9,129,442	7,754,927
Supplemental cash flow information Cash paid for interest, net of capitalized expenses	2,426,395	3,468,478	2,220,713
Financing and investing activities fees:
Payment-in-kind dividends	1,219,048	78,642	565,229
Capital expenditures included in liabilities	8,194	218,319	47,562
Accrued preferred dividends		358,726
Preferred shares distributed to EuroDry			18,192,129
Prior year contributions from the former Parent Company recognized in paid-in capital			5,490,106
Due from former Parent Company amount allocated to Due from related companies balance			$ 903,283